Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Nov. 30, 2015	May. 31, 2015
Stockholders' Equity
Common stock par value	$ 0.001	$ 0.001
Common stock shares authorized	700,000,000	700,000,000
Common stock shares issued	100,000,000	75,000,000
Common stock shares outstanding	100,000,000	75,000,000